STOCK TRANSACTIONS (Details Narrative) (USD $)	2 Months Ended	3 Months Ended		5 Months Ended	12 Months Ended	18 Months Ended	20 Months Ended
	Aug. 20, 2013	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2013	Dec. 12, 2013	Nov. 15, 2013	Oct. 16, 2013
Equity [Abstract]
Shares issued to Parent for aggregate consideration	1,500,000	100,000	50,000,000		10,000		50,010,000
Shares issued to Parent for aggregate consideration, Amount	$ 70,198	$ 100,000	$ 20,000		$ 70,198	$ 70,198	$ 70,198
Common shares issued for consideration								100,000	100,000	100,000
Common shares issued for consideration, Amount								$ 100,000	$ 100,000	$ 100,000